Revenue - Performance Obligations (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 980,314
2023 [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	104,676
2024 [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	96,692
2025 [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	82,664
2026 [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	65,135
2027 [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	58,573
2028 and thereafter [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 572,574